HYI-STAT-SUP-1

Statutory Prospectus Supplement dated October 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, Y and Investor Class shares of the Fund listed below:

Invesco High Yield Fund

The following information replaces in its entirety the information appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Investment Adviser: Invesco Advisers, Inc.

Investment Sub-Adviser: Invesco Canada Ltd.

Portfolio Managers	Title	Length of Service on the Fund
Andrew Geryol	Portfolio Manager	2016
Jennifer Hartviksen	Portfolio Manager	2016
Joseph Portera	Portfolio Manager	2016
Scott Roberts	Portfolio Manager	2010”

The following information is added after the first paragraph appearing under the heading “FUND MANAGEMENT – The
Adviser(s)” in the prospectus:

“Invesco Canada Ltd. (Invesco Canada) serves as the Fund’s investment sub-adviser. Invesco Canada, an affiliate of the Adviser, is located at 5140 Yonge Street, Suite 800, Toronto, Ontario M2N 6X7, Canada. Invesco Canada is a leading Canadian investment management company. Invesco Canada has been managing assets since 1981. Invesco Canada is a manager of retail mutual funds, pooled funds, exchange-traded funds and separately managed accounts, with a diverse range of retail and institutional clients. Invesco Canada provides portfolio management services to the Fund.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“Investment decisions for the Fund are made by the investment management teams at Invesco and Invesco Canada.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Andrew Geryol, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2011. From 2002 to 2011, he was employed by Allstate Investments, where he held a high yield analyst position.

•	Jennifer Hartviksen, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco Canada and/or its affiliates since 2013. From 2011 to 2013, she was employed by Fiera Quantum L.P., where she also served as a Senior Portfolio Manager.

•	Joseph Portera, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2012. From 2009 to 2012, he was a Managing Director and lead Portfolio Manager at Hartford Investment Management.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

HYI-STAT-SUP-1

VK-CBD-STAT SUP-1

Statutory Prospectus Supplement dated October 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Corporate Bond Fund

The following information replaces in its entirety the table appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Matthew Brill	Portfolio Manager	2013
Chuck Burge	Portfolio Manager	2010
Michael Hyman	Portfolio Manager	2013
Scott Roberts	Portfolio Manager	2012”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Matthew Brill, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013. From 2005 to 2013, he was employed by ING Investment Management and most recently served as Vice President and Portfolio Manager.

•	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2002.

•	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013. From 2001 to 2013, he was employed by ING Investment Management and most recently served as Senior Vice President and Head of Investment Grade Corporate Credit.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2000.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

VK-CBD-STAT SUP-1

AIS-STAT-SUP-2

Statutory Prospectus Supplement dated October 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares, as applicable, of the Funds listed below:

Invesco Corporate Bond Fund

Invesco Global Real Estate Fund

Invesco Government Money Market Fund

Invesco High Yield Fund

Invesco Real Estate Fund

Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund

Invesco U.S. Government Fund

The following information replaces the table appearing under the heading “FUND SUMMARIES – INVESCO CORPORATE BOND FUND – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Matthew Brill	Portfolio Manager	2013
Chuck Burge	Portfolio Manager	2010
Michael Hyman	Portfolio Manager	2013
Scott Roberts	Portfolio Manager	2012”

The following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES – INVESCO HIGH YIELD FUND – Management of the Fund” in the prospectus:

“Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Investment Sub-Adviser: Invesco Canada Ltd.

Portfolio Managers	Title	Length of Service on the Fund
Andrew Geryol	Portfolio Manager	2016
Jennifer Hartviksen	Portfolio Manager	2016
Joseph Portera	Portfolio Manager	2016
Scott Roberts	Portfolio Manager	2010”

The following information is added after the second paragraph appearing under the heading “FUND MANAGEMENT – The Adviser(s)” in the prospectus:

“Invesco Canada Ltd. (Invesco Canada) serves as Invesco High Yield Fund’s investment sub-adviser. Invesco Canada, an affiliate of the Adviser, is located at 5140 Yonge Street, Suite 800, Toronto, Ontario M2N 6X7, Canada. Invesco Canada is a leading Canadian investment management company. Invesco Canada has been managing assets since 1981. Invesco Canada is a manager of retail mutual funds, pooled funds, exchange-traded funds and separately managed accounts, with a diverse range of retail and institutional clients. Invesco Canada provides portfolio management services to the Fund.”

The following information is added after the first paragraph appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“Investment decisions for Invesco High Yield Fund are made by the investment management teams at Invesco and Invesco Canada.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Corporate Bond Fund” in the prospectus:

•	Matthew Brill, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013. From 2005 to 2013, he was employed by ING Investment Management and most recently served as Vice President and Portfolio Manager.

•	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2002.

AIS-STAT-SUP-2	1

AIS-STAT-SUP-2

•	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013. From 2001 to 2013, he was employed by ING Investment Management and most recently served as Senior Vice President and Head of Investment Grade Corporate Credit.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2000.

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco High Yield Fund” in the prospectus:

•	Andrew Geryol, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2011. From 2002 to 2011, he was employed by Allstate Investments, where he held a high yield analyst position.

•	Jennifer Hartviksen, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco Canada and/or its affiliates since 2013. From 2011 to 2013, she was employed by Fiera Quantum L.P., where she also served as a Senior Portfolio Manager.

•	Joseph Portera, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2012. From 2009 to 2012, he was a Managing Director and lead Portfolio Manager at Hartford Investment Management.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.”

AIS-STAT-SUP-2	2

AIS-SAI-SUP 3

Statement of Additional Information Supplement dated October 13, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, A2, AX, B, BX, C, CX, R, Y, R5, R6, Invesco Cash Reserve and Investor Class shares, as applicable, of the Funds listed below:

Invesco Global Real Estate Fund

Invesco Government Money Market Fund

Invesco High Yield Fund

Invesco Real Estate Fund

Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund

Invesco U.S. Government Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco High Yield Fund” in Appendix H.

“Investments

The following information is as of August 31, 2016 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in the Fund	Dollar Range of Investments in Invesco Pooled Investment Vehicles with the Same or Similar Objectives and Strategies as the Fund	Dollar Range of Investments in All Invesco Funds and Invesco Pooled Investment Vehicles
Invesco High Yield Fund
Andrew Geryol[1]	$50,001 – $100,000	N/A	$100,001 – $500,000
Jennifer Hartviksen1, [2]	$0	N/A	$50,001 – $100,000
Joseph Portera[1]	$50,001 – $100,000	N/A	$100,001 – $500,000
Scott Roberts	$100,001 – $500,000	N/A	$500,001 – $1,000,000”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Asset Managed – Invesco High Yield Fund” in Appendix H.

“Assets Managed

The following information is as of August 31, 2016 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco High Yield Fund
Andrew Geryol[1]	None	None	None	None	None	None

1	The portfolio manager began serving on the Fund effective October 13, 2016.
2	Shares of the Fund are not sold in Canada, where the portfolio manager is domiciled. Accordingly, the portfolio manager may not invest in the Fund.

AIS-SAI-SUP 3	1

AIS-SAI-SUP 3

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Jennifer Hartviksen[1]	None	None	12	$6,221.7	None	None
Joseph Portera[1]	4	$2,482.2	8	$1,537.0	None	None
Scott Roberts	7	$4,162.1	4	$744.1	None	None”

AIS-SAI-SUP 3	2

AIS-MSVK SAI -SUP 1

Statement of Additional Information Supplement dated October 13, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Corporate Bond Fund

Darren Hughes is no longer a portfolio manager for Invesco Corporate Bond Fund. All references to Mr. Hughes in Appendix H of the Statement of Additional Information are hereby removed as of the date set forth above.

AIS-MSVK SAI -SUP 1